Income tax (Schedule of Net Operating Tax Loss Carry Forwards) (Details) ¥ in Thousands	Dec. 31, 2016 CNY (¥)
Net operating tax loss carry forwards [Line Items]
Operating tax loss carry forwards	¥ 295,238
2017 [Member]
Net operating tax loss carry forwards [Line Items]
Operating tax loss carry forwards
2018 [Member]
Net operating tax loss carry forwards [Line Items]
Operating tax loss carry forwards	9,428
2019 [Member]
Net operating tax loss carry forwards [Line Items]
Operating tax loss carry forwards	28,373
2020 [Member]
Net operating tax loss carry forwards [Line Items]
Operating tax loss carry forwards	78,713
2021 [Member]
Net operating tax loss carry forwards [Line Items]
Operating tax loss carry forwards	¥ 178,724